Label	Element	Value
MassMutual Select T. Rowe Price International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Select T. Rowe Price International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth and current income primarily through investments in non-U.S. stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund normally invests in a number of different countries throughout the world and may purchase the stocks of companies of any size.
The Fund will normally invest primarily in non-U.S. securities, which may include emerging markets (including so-called “frontier market”)
securities. Emerging market countries in which the Fund may invest include, but are not limited to, the following:
Asia: China, India, Indonesia, Malaysia, Pakistan, Philippines, South Korea, Sri Lanka, Taiwan, Thailand, and Vietnam.

Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama, Peru, and Venezuela.

Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Kazakhstan, Latvia, Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, Turkey, and Ukraine.

Africa and the Middle East: Bahrain, Botswana, Egypt, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Nigeria, Oman, Qatar, Saudi Arabia, South Africa, Tunisia, United Arab Emirates, and Zimbabwe.

The Fund may at times have significant exposure to one or more industries or sectors, including the financial sector. The Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, for hedging purposes, to adjust various portfolio characteristics, or as a substitute for direct investments in securities. Such derivatives may include futures contracts, swaps, and options. The Fund may also, but will not necessarily, engage in foreign currency transactions, including forward contracts, options on currencies, futures contracts, and swap contracts, to seek to hedge or to attempt to protect against adverse changes in currency exchange rates or otherwise to adjust the currency exposures within the Fund’s portfolio. Use of derivatives by the Fund may create investment leverage. The Fund may also invest in other investment companies, including exchange-traded funds. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), takes a core approach to investing, which provides exposure to both growth and value styles of investing. While T. Rowe Price invests with an awareness of the global economic backdrop and T. Rowe Price’s outlook for certain industries, sectors, and individual countries, T. Rowe Price’s decision making process focuses on bottom-up stock selection. Country allocation is driven largely by stock selection, though T. Rowe Price may limit investments in markets or industries that appear to have poor overall prospects. T. Rowe Price relies on a global research team to identify stocks of companies that are capable of achieving and sustaining above-average, long-term earnings growth, including companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.
T. Rowe Price generally looks for companies with one or more of the following: leading or improving market position; attractive business niche with potential for earnings growth; attractive valuation on various earnings, book value, sales and cash flow metrics in absolute terms and/or relative to a company’s peers or a company’s own historical norm; barriers to entry in its business; attractive or improving franchise or industry position; seasoned management; low valuation relative to a company’s growth potential; companies that may benefit from restructuring activity or other turnaround opportunities; a sound or improving balance sheet and other positive financial characteristics; and above-average dividend yield and/or the potential to grow dividends or conduct share repurchases.
In pursuing the Fund’s investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).
T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Equity Securities Risk Although stocks may have the potential to outperform other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, or investor confidence, or announcements of economic, political, or financial information.
Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, industry, political, regulatory, public health, and other conditions. Political, social, diplomatic, and economic developments, U.S. and foreign government action such as the imposition of currency or capital blockages, controls, or tariffs, economic and trade sanctions or embargoes, security suspensions, entering or exiting trade or other intergovernmental agreements, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country and other countries. In the event of nationalization, expropriation, or other confiscation, the Fund could lose its entire foreign investment in a particular country. There may be quotas or other limits on the ability of the Fund (or clients of the Fund’s investment adviser or subadviser) to invest or maintain investments in securities of issuers in certain countries. Enforcing legal rights can be more difficult, costly, and limited in certain foreign countries, and can be particularly difficult against foreign governments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates, and are more susceptible to environmental problems. Many emerging market countries are highly reliant on international trade and exports, including the export of commodities. Their economies may be significantly impacted by fluctuations in commodity prices and the global demand for certain commodities. In addition, many emerging market countries with less established health care systems have experienced outbreaks of pandemics or contagious diseases from time to time. Frontier markets, a subset of emerging markets, generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. Frontier markets are more susceptible to having abrupt changes in currency values, less mature markets and settlement practices, and lower trading volumes that could lead to greater price volatility and illiquidity. Non-U.S. transaction costs, such as brokerage commissions and custody costs, may be higher than in the United States. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, public health, and other conditions than the U.S. market.
Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect or benefit anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.
Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings or cash flow expectations, and can be more volatile than the market in general.
Large Company Risk Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund’s investments in large-capitalization stocks to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.
Banking and Financial Companies Risk To the extent the Fund has significant investments in financial companies, it is more susceptible to adverse developments affecting such companies and may perform poorly during a downturn in the industries of such companies. Financial companies can be adversely affected by, among other things, regulatory changes, interest rate movements, the availability of capital and the cost to borrow, and the rate of debt defaults. Financial companies may also be adversely affected by decreases in the availability of money or reductions in asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets.
Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.
Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.
Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.
Hedging Risk The Fund’s attempts at hedging and taking long and short positions in currencies may not be successful and could cause the Fund to lose money or fail to get the benefit of a gain on a hedged position. If expected changes to securities prices, interest rates, currency values, and exchange rates, or the creditworthiness of an issuer are not accurately predicted, the Fund could be in a worse position than if it had not entered into such transactions.
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.
Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions.
The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Sector Risk The Fund may allocate more of its assets to particular industries or to particular economic, market, or industry sectors than to others. This could increase the volatility of the Fund’s portfolio, and the Fund’s performance may be more susceptible to developments affecting issuers in those industries or sectors than if the Fund invested more broadly.
Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	4Q ’20,	18.16%	Lowest Quarter:	1Q ’20,	–24.51%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return (for the periods ended December 31, 2020)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

MassMutual Select T. Rowe Price International Equity Fund | MSCI ACWI ex USA (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.25%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
MassMutual Select T. Rowe Price International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.08%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	none	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	18
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	37
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 95
Annual Return 2019	rr_AnnualReturn2019	25.20%
Annual Return 2020	rr_AnnualReturn2020	10.17%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
MassMutual Select T. Rowe Price International Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018
MassMutual Select T. Rowe Price International Equity Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 09, 2018

[1]	Management Fees have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2022, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed .00% for Class I. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.